SHARE CAPITAL, WARRANTS AND OPTIONS - Preferred shares issued and outstanding (Details) - Preferred	12 Months Ended
	Dec. 31, 2017 Vote $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Common shares and Preferred shares issued and outstanding
Number of shares outstanding | shares	590,931	590,931	590,931
Number of votes per share at meeting of holders of preference shares | Vote	1
Period from date of issuance when shares become convertible	6 months
Period of notice to convert shares	10 days
Conversion value of share	$ 1
Factor by which number of shares on conversion is calculated	$ 0.90